Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Hexcel Corp. ....................... 223,137 $ 13,990,690
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(a)
................. 657,166 28,586,721
Automobile Components — 1.5%
Autoliv, Inc. ........................ 398,492 37,374,564
Gentex Corp. ...................... 738,027 21,203,516
Goodyear Tire & Rubber Co. (The)
(a) (b)
...... 1,570,016 14,130,144
Lear Corp. ........................ 298,880 28,303,936
Visteon Corp.
(a)
..................... 152,225 13,505,402
114,517,562
Automobiles — 0.6%
Harley-Davidson, Inc. ................. 630,357 18,992,657
Thor Industries, Inc. .................. 292,068 27,953,828
46,946,485
Banks — 9.0%
Associated Banc-Corp. ................ 885,058 21,152,886
Bank OZK ........................ 580,288 25,840,225
Cadence Bank ..................... 990,462 34,121,416
Columbia Banking System, Inc. .......... 1,152,438 31,127,350
Comerica, Inc. ...................... 719,419 44,496,065
Commerce Bancshares, Inc. ............ 288,640 17,985,158
Cullen/Frost Bankers, Inc. .............. 105,995 14,229,829
First Financial Bankshares, Inc. .......... 312,189 11,254,414
First Horizon Corp. ................... 2,915,803 58,724,272
Flagstar Financial, Inc.
(b)
............... 1,668,826 15,570,147
FNB Corp. ........................ 1,977,752 29,231,175
Glacier Bancorp, Inc. ................. 343,242 17,237,613
Hancock Whitney Corp. ............... 473,336 25,900,946
Home BancShares, Inc. ............... 630,774 17,850,904
International Bancshares Corp. .......... 84,990 5,367,968
Old National Bancorp ................. 1,754,373 38,078,666
Pinnacle Financial Partners, Inc. .......... 151,642 17,346,328
Prosperity Bancshares, Inc. ............. 523,968 39,480,989
SouthState Corp. .................... 419,618 41,743,599
Synovus Financial Corp. ............... 397,376 20,357,573
Texas Capital Bancshares, Inc.
(a)
......... 254,197 19,878,205
UMB Financial Corp. ................. 102,862 11,609,005
United Bankshares, Inc. ............... 732,403 27,501,733
Valley National Bancorp ............... 2,611,338 23,658,722
Webster Financial Corp. ............... 942,772 52,059,870
Wintrust Financial Corp. ............... 175,541 21,891,718
Zions Bancorp NA ................... 487,455 26,444,434
710,141,210
Beverages — 0.3%
(a)
Boston Beer Co., Inc. (The) , Class A ....... 47,398 14,218,452
Celsius Holdings, Inc. ................. 310,580 8,180,677
22,399,129
Biotechnology — 1.2%
(a)
Arrowhead Pharmaceuticals, Inc. ......... 415,455 7,810,554
BioMarin Pharmaceutical, Inc. ........... 1,048,222 68,899,632
Cytokinetics, Inc.
(b)
................... 324,873 15,282,026
91,992,212
Broadline Retail — 0.7%
Macy's, Inc. ....................... 1,525,576 25,828,002
Nordstrom, Inc. ..................... 533,971 12,895,399
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 138,464 15,193,655
53,917,056
Security
Shares
Shares Value
Building Products — 1.8%
Advanced Drainage Systems, Inc. ........ 201,797 $ 23,327,733
Fortune Brands Innovations, Inc. ......... 683,255 46,686,814
Simpson Manufacturing Co., Inc. ......... 79,004 13,101,234
Trex Co., Inc.
(a)
..................... 300,541 20,746,345
UFP Industries, Inc. .................. 333,994 37,624,424
141,486,550
Capital Markets — 1.9%
Affiliated Managers Group, Inc. .......... 98,126 18,145,460
Carlyle Group, Inc. (The) ............... 731,238 36,920,207
Federated Hermes, Inc. , Class B ......... 166,485 6,844,198
Janus Henderson Group plc ............ 419,950 17,860,474
Jefferies Financial Group, Inc. ........... 419,668 32,901,971
SEI Investments Co. .................. 209,332 17,265,703
Stifel Financial Corp. ................. 163,368 17,330,077
147,268,090
Chemicals — 2.8%
Arcadium Lithium plc
(a)
................ 5,916,059 30,349,383
Ashland, Inc. ....................... 268,617 19,195,371
Avient Corp. ....................... 502,512 20,532,640
Axalta Coating Systems Ltd.
(a)
........... 551,826 18,883,486
Cabot Corp. ....................... 133,002 12,144,412
Chemours Co. (The) .................. 822,968 13,908,159
NewMarket Corp. .................... 23,702 12,522,952
Olin Corp. ......................... 641,291 21,675,636
RPM International, Inc. ................ 304,383 37,457,372
Scotts Miracle-Gro Co. (The) ............ 147,093 9,758,149
Westlake Corp. ..................... 184,052 21,101,562
217,529,122
Commercial Services & Supplies — 0.4%
Brink's Co. (The) .................... 119,554 11,091,025
MSA Safety, Inc. .................... 108,154 17,928,688
29,019,713
Communications Equipment — 0.5%
(a)
Ciena Corp. ....................... 317,744 26,947,869
Lumentum Holdings, Inc.
(b)
............. 140,175 11,767,691
38,715,560
Construction & Engineering — 1.2%
AECOM .......................... 346,570 37,020,607
Fluor Corp.
(a)
....................... 943,352 46,526,121
Valmont Industries, Inc. ................ 29,641 9,090,006
92,636,734
Consumer Finance — 0.8%
Ally Financial, Inc. ................... 1,505,971 54,230,016
FirstCash Holdings, Inc. ............... 76,791 7,955,547
62,185,563
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 386,492 34,533,060
Casey's General Stores, Inc. ............ 63,283 25,074,623
Performance Food Group Co.
(a) (b)
......... 856,943 72,454,531
US Foods Holding Corp.
(a)
.............. 1,281,184 86,428,673
218,490,887
Containers & Packaging — 2.6%
AptarGroup, Inc. .................... 172,015 27,023,556
Berry Global Group, Inc. ............... 630,311 40,762,212
Crown Holdings, Inc. ................. 650,041 53,751,890
Graphic Packaging Holding Co.
(b)
......... 1,006,986 27,349,740
Greif, Inc. , Class A, NVS ............... 141,615 8,655,509
Silgan Holdings, Inc. .................. 446,411 23,235,693

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. ................. 540,440 $ 26,400,494
207,179,094
Diversified Consumer Services — 0.5%
Graham Holdings Co. , Class B ........... 18,555 16,178,476
Service Corp. International
(b)
............ 310,234 24,762,878
40,941,354
Diversified REITs — 0.8%
WP Carey, Inc. ..................... 1,203,685 65,576,759
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.
(a)
..... 1,218,949 42,297,530
Iridium Communications, Inc. ............ 318,102 9,231,320
51,528,850
Electric Utilities — 1.7%
ALLETE, Inc. ...................... 318,008 20,606,918
IDACORP, Inc. ..................... 172,908 18,895,386
OGE Energy Corp. ................... 1,105,229 45,590,696
Portland General Electric Co. ............ 580,017 25,300,342
TXNM Energy, Inc. ................... 496,106 24,393,532
134,786,874
Electrical Equipment — 1.6%
EnerSys .......................... 219,015 20,243,556
NEXTracker, Inc. , Class A
(a) (b)
............ 790,034 28,859,942
Regal Rexnord Corp. ................. 364,261 56,507,809
Sensata Technologies Holding plc ......... 822,625 22,539,925
128,151,232
Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics, Inc.
(a)
............... 289,247 32,719,621
Avnet, Inc. ........................ 478,183 25,018,535
Cognex Corp. ...................... 566,009 20,297,083
Crane NXT Co. ..................... 161,640 9,410,681
Flex Ltd.
(a) (b)
....................... 2,132,839 81,879,689
IPG Photonics Corp.
(a) (b)
............... 146,899 10,682,495
Littelfuse, Inc. ...................... 136,484 32,162,455
Novanta, Inc.
(a)
..................... 77,259 11,802,857
TD SYNNEX Corp. ................... 416,511 48,848,410
Vontier Corp. ....................... 479,409 17,484,046
290,305,872
Energy Equipment & Services — 0.8%
ChampionX Corp. ................... 626,214 17,026,759
NOV, Inc. ......................... 2,139,994 31,243,912
Weatherford International plc ............ 208,139 14,908,997
63,179,668
Entertainment — 0.2%
Warner Music Group Corp. , Class A ....... 405,917 12,583,427
Financial Services — 1.4%
Essent Group Ltd. ................... 584,179 31,802,705
Euronet Worldwide, Inc.
(a)
.............. 92,765 9,539,953
MGIC Investment Corp. ............... 725,103 17,192,192
Voya Financial, Inc. .................. 254,193 17,496,104
Western Union Co. (The) .............. 1,828,909 19,386,435
WEX, Inc.
(a) (b)
....................... 65,388 11,463,824
106,881,213
Food Products — 1.3%
Darling Ingredients, Inc.
(a) (b)
............. 874,779 29,471,305
Flowers Foods, Inc. .................. 1,077,225 22,255,468
Ingredion, Inc. ...................... 204,273 28,099,794
Lancaster Colony Corp. ............... 53,920 9,335,709
Security
Shares
Shares Value
Food Products (continued)
Post Holdings, Inc.
(a)
.................. 114,816 $ 13,141,839
102,304,115
Gas Utilities — 2.0%
National Fuel Gas Co. ................ 502,470 30,489,879
New Jersey Resources Corp. ............ 545,435 25,444,543
ONE Gas, Inc. ...................... 311,607 21,578,785
Southwest Gas Holdings, Inc. ........... 331,463 23,437,749
Spire, Inc. ......................... 317,631 21,544,911
UGI Corp. ......................... 1,180,807 33,334,181
155,830,048
Ground Transportation — 1.9%
Avis Budget Group, Inc.
(a)
.............. 92,405 7,448,767
Knight-Swift Transportation Holdings, Inc. ... 890,424 47,228,089
Landstar System, Inc. ................. 194,324 33,396,523
Ryder System, Inc. ................... 109,396 17,159,856
XPO, Inc.
(a) (b)
....................... 326,513 42,822,180
148,055,415
Health Care Equipment & Supplies — 1.3%
Dentsply Sirona, Inc. ................. 1,093,308 20,750,986
Enovis Corp.
(a) (b)
..................... 307,927 13,511,837
Envista Holdings Corp.
(a) (b)
.............. 947,028 18,268,170
Haemonetics Corp.
(a) (b)
................ 115,570 9,023,706
LivaNova plc
(a)
...................... 175,521 8,128,377
Neogen Corp.
(a) (b)
.................... 1,086,836 13,194,189
Penumbra, Inc.
(a)
.................... 73,915 17,553,334
100,430,599
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
(a)
............ 510,942 20,258,850
Amedisys, Inc.
(a)
.................... 180,353 16,374,249
Chemed Corp.
(b)
.................... 44,499 23,575,570
Encompass Health Corp. .............. 160,073 14,782,742
Option Care Health, Inc.
(a)
.............. 936,008 21,715,386
Tenet Healthcare Corp.
(a)
............... 203,987 25,749,279
122,456,076
Health Care REITs — 1.1%
Healthcare Realty Trust, Inc. , Class A ...... 1,949,166 33,038,364
Omega Healthcare Investors, Inc. ......... 890,841 33,718,332
Sabra Health Care REIT, Inc. ............ 1,301,249 22,537,632
89,294,328
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. ............. 576,716 8,114,394
Hotels, Restaurants & Leisure — 1.4%
Aramark .......................... 1,448,993 54,061,929
Boyd Gaming Corp. .................. 141,641 10,274,638
Marriott Vacations Worldwide Corp. ........ 176,829 15,879,244
Vail Resorts, Inc. .................... 96,885 18,161,093
Wendy's Co. (The) ................... 515,959 8,410,132
106,787,036
Household Durables — 1.3%
KB Home ......................... 186,411 12,250,931
Taylor Morrison Home Corp.
(a)
........... 569,137 34,836,876
Tempur Sealy International, Inc. .......... 391,586 22,199,010
Whirlpool Corp. ..................... 303,278 34,719,266
104,006,083
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.
(b)
............. 173,769 11,767,637

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs — 1.5%
EastGroup Properties, Inc. ............. 144,075 $ 23,122,597
First Industrial Realty Trust, Inc. .......... 335,083 16,797,711
Rexford Industrial Realty, Inc. ........... 1,220,946 47,201,772
STAG Industrial, Inc. ................. 1,002,183 33,893,829
121,015,909
Insurance — 5.8%
American Financial Group, Inc. .......... 222,319 30,442,140
Brighthouse Financial, Inc.
(a)
............ 326,803 15,699,616
CNO Financial Group, Inc. .............. 566,756 21,088,991
Fidelity National Financial, Inc. , Class A ..... 1,414,584 79,414,746
First American Financial Corp. ........... 566,530 35,374,133
Hanover Insurance Group, Inc. (The) ...... 198,185 30,651,292
Kemper Corp. ...................... 331,120 21,999,613
Old Republic International Corp. .......... 1,283,016 46,432,349
Reinsurance Group of America, Inc. ....... 362,256 77,388,749
Selective Insurance Group, Inc. .......... 334,371 31,270,376
Unum Group ....................... 914,592 66,792,654
456,554,659
Interactive Media & Services — 0.2%
ZoomInfo Technologies, Inc.
(a)
........... 1,493,368 15,695,298
IT Services — 0.5%
(a)
ASGN, Inc.
(b)
....................... 243,105 20,260,371
Kyndryl Holdings, Inc. ................. 562,172 19,451,151
39,711,522
Leisure Products — 1.1%
Brunswick Corp. .................... 362,914 23,473,278
Mattel, Inc.
(a) (b)
...................... 1,852,978 32,853,300
Polaris, Inc. ........................ 288,560 16,626,827
YETI Holdings, Inc.
(a) (b)
................ 269,544 10,380,139
83,333,544
Life Sciences Tools & Services — 2.8%
Avantor, Inc.
(a) (b)
..................... 3,743,437 78,874,217
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 105,902 34,789,866
Bruker Corp.
(b)
...................... 328,774 19,272,732
Illumina, Inc.
(a)
...................... 418,711 55,952,351
Repligen Corp.
(a)
.................... 166,156 23,916,495
Sotera Health Co.
(a) (b)
................. 452,497 6,190,159
218,995,820
Machinery — 4.8%
AGCO Corp. ....................... 340,758 31,854,058
CNH Industrial NV ................... 4,808,659 54,482,106
Crane Co. ......................... 125,775 19,086,356
Donaldson Co., Inc. .................. 283,253 19,077,089
Flowserve Corp. .................... 217,269 12,497,313
Graco, Inc. ........................ 473,633 39,922,526
ITT, Inc. .......................... 130,032 18,578,972
Lincoln Electric Holdings, Inc. ........... 133,449 25,017,684
Middleby Corp. (The)
(a) (b)
............... 295,868 40,075,321
Oshkosh Corp. ..................... 357,865 34,022,226
Terex Corp. ........................ 367,703 16,995,233
Timken Co. (The) .................... 350,939 25,046,516
Toro Co. (The) ...................... 327,349 26,220,655
Watts Water Technologies, Inc. , Class A ..... 73,889 15,021,634
377,897,689
Media — 0.6%
New York Times Co. (The) , Class A ........ 412,834 21,488,010
Nexstar Media Group, Inc. .............. 160,386 25,336,176
46,824,186
Security
Shares
Shares Value
Metals & Mining — 3.3%
Alcoa Corp. ........................ 1,420,974 $ 53,684,398
Cleveland-Cliffs, Inc.
(a) (b)
............... 2,662,398 25,026,541
Commercial Metals Co. ................ 626,516 31,075,194
Reliance, Inc. ...................... 297,664 80,149,009
Royal Gold, Inc. ..................... 198,919 26,227,470
United States Steel Corp. .............. 1,238,459 42,095,221
258,257,833
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management, Inc. ......... 3,083,062 56,420,034
Starwood Property Trust, Inc. ............ 1,761,684 33,383,912
89,803,946
Multi-Utilities — 0.5%
Black Hills Corp. .................... 393,657 23,036,808
Northwestern Energy Group, Inc. ......... 337,400 18,037,404
41,074,212
Office REITs — 0.9%
COPT Defense Properties .............. 295,759 9,153,741
Cousins Properties, Inc. ............... 919,828 28,183,530
Kilroy Realty Corp. ................... 584,341 23,636,594
Vornado Realty Trust ................. 247,232 10,393,633
71,367,498
Oil, Gas & Consumable Fuels — 5.2%
Antero Midstream Corp. ............... 928,143 14,005,678
Antero Resources Corp.
(a) (b)
............. 1,608,744 56,386,477
Chord Energy Corp. .................. 336,223 39,311,193
Civitas Resources, Inc. ................ 488,368 22,401,440
Expand Energy Corp. ................. 1,156,347 115,114,344
HF Sinclair Corp. .................... 879,626 30,830,891
Matador Resources Co. ............... 230,333 12,958,535
Murphy Oil Corp. .................... 754,021 22,816,675
Ovintiv, Inc. ........................ 1,431,803 57,988,022
PBF Energy, Inc. , Class A .............. 539,210 14,316,026
Range Resources Corp. ............... 716,700 25,786,866
411,916,147
Personal Care Products — 0.5%
(a)
BellRing Brands, Inc. ................. 383,853 28,919,485
Coty, Inc. , Class A ................... 2,012,729 14,008,594
42,928,079
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc
(a) (b)
............ 332,510 40,948,607
Perrigo Co. plc ..................... 750,468 19,294,532
60,243,139
Professional Services — 2.6%
CACI International, Inc. , Class A
(a)
........ 49,300 19,920,158
Concentrix Corp. .................... 255,689 11,063,663
Exponent, Inc. ...................... 111,246 9,912,019
FTI Consulting, Inc.
(a)
................. 194,284 37,133,501
Genpact Ltd. ....................... 419,641 18,023,581
Insperity, Inc. ....................... 195,591 15,160,258
KBR, Inc. ......................... 425,047 24,622,973
ManpowerGroup, Inc. ................. 258,515 14,921,486
Maximus, Inc. ...................... 330,976 24,707,358
Science Applications International Corp. .... 272,364 30,444,848
205,909,845
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(a)
.............. 122,646 31,046,608
Residential REITs — 1.1%
American Homes 4 Rent , Class A ......... 1,081,772 40,479,908
Equity LifeStyle Properties, Inc. .......... 525,394 34,991,240

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
Independence Realty Trust, Inc. .......... 492,484 $ 9,770,883
85,242,031
Retail REITs — 1.3%
Agree Realty Corp. .................. 335,215 23,615,897
Brixmor Property Group, Inc. ............ 764,232 21,276,219
Kite Realty Group Trust ................ 689,080 17,392,379
NNN REIT, Inc. ..................... 1,031,410 42,133,098
104,417,593
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.
(a) (b)
........... 443,716 9,699,632
Amkor Technology, Inc. ................ 621,556 15,967,774
Cirrus Logic, Inc.
(a)
................... 114,320 11,383,985
Lattice Semiconductor Corp.
(a)
........... 387,016 21,924,456
MKS Instruments, Inc.
(b)
............... 218,389 22,797,628
Onto Innovation, Inc.
(a)
................ 119,528 19,921,732
Power Integrations, Inc. ............... 206,881 12,764,558
Silicon Laboratories, Inc.
(a)
.............. 101,953 12,664,602
Synaptics, Inc.
(a) (b)
................... 220,509 16,829,247
Universal Display Corp. ............... 131,107 19,167,843
163,121,457
Software — 1.6%
Altair Engineering, Inc. , Class A
(a)
......... 121,890 13,299,418
BILL Holdings, Inc.
(a)
.................. 523,702 44,362,796
Blackbaud, Inc.
(a) (b)
................... 109,521 8,095,792
Dolby Laboratories, Inc. , Class A ......... 328,227 25,634,529
Dropbox, Inc. , Class A
(a)
............... 478,174 14,364,347
Qualys, Inc.
(a) (b)
..................... 84,749 11,883,505
Teradata Corp.
(a)
.................... 340,798 10,615,858
128,256,245
Specialized REITs — 1.8%
CubeSmart ........................ 572,177 24,517,785
EPR Properties ..................... 416,690 18,451,033
Gaming & Leisure Properties, Inc. ........ 860,233 41,428,821
Lamar Advertising Co. , Class A .......... 178,956 21,786,103
PotlatchDeltic Corp. .................. 392,676 15,412,533
Rayonier, Inc. ...................... 716,499 18,700,624
140,296,899
Specialty Retail — 3.3%
AutoNation, Inc.
(a) (b)
.................. 143,917 24,442,863
Dick's Sporting Goods, Inc. ............. 127,256 29,121,263
Five Below, Inc.
(a)
.................... 302,533 31,753,864
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 259,504 25,872,549
GameStop Corp. , Class A
(a) (b)
............ 1,251,496 39,221,885
Gap, Inc. (The) ..................... 1,221,167 28,856,176
Lithia Motors, Inc. , Class A ............. 146,506 52,365,639
Penske Automotive Group, Inc. .......... 102,921 15,689,277
RH
(a) (b)
........................... 41,210 16,219,844
263,543,360
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.
(a)
................. 649,591 13,680,386
Columbia Sportswear Co. .............. 176,357 14,801,643
PVH Corp.
(b)
....................... 306,979 32,463,029
Skechers USA, Inc. , Class A
(a)
........... 723,773 48,666,497
Under Armour, Inc. , Class A
(a) (b)
.......... 1,034,488 8,565,561
Under Armour, Inc. , Class C, NVS
(a)
....... 710,313 5,298,935
123,476,051
Trading Companies & Distributors — 1.6%
Core & Main, Inc. , Class A
(a)
............. 402,637 20,498,250
GATX Corp. ....................... 74,494 11,543,590
MSC Industrial Direct Co., Inc. , Class A ..... 246,037 18,376,503
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc. ....................... 72,798 $ 34,498,244
WESCO International, Inc. .............. 245,257 44,381,707
129,298,294
Water Utilities — 0.6%
Essential Utilities, Inc. ................. 1,389,554 50,468,601
Total Long-Term Investments — 99 .7%
(Cost: $ 7,427,659,760 ) ............................ 7,840,679,823
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 186,380,049 186,473,239
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 14,111,432 14,111,432
Total Short-Term Securities — 2 .5%
(Cost: $ 200,460,013 ) .............................. 200,584,671
Total Investments — 102 .2%
(Cost: $ 7,628,119,773 ) ............................ 8,041,264,494
Liabilities in Excess of Other Assets — (2.2) % ............. (173,742,981)
Net Assets — 100.0% ...............................
$ 7,867,521,513
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 253,554,253 $ — $ (67,078,646)
(a)
$ 20,313 $ (22,681) $ 186,473,239 186,380,049 $ 577,083
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 52,737,987 — (38,626,555)
(a)
— — 14,111,432 14,111,432 1,039,115 —
$ 20,313 $ (22,681) $ 200,584,671 $ 1,616,198 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 72 03/21/25 $ 22,656 $ (26,813)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 269,708 $ (6,368)
(c)
$ 265,511 0 .0%
Monthly HSBC Bank plc
(d)
02/09/28 1,945,945 (24,089)
(e)
1,933,911 0 .0
Monthly
JPMorgan Chase
Bank NA
(f)
01/09/25 379,054 (884)
(g)
380,203 0 .0
$ (31,341) $ 2,579,625
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(2,171) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(12,055) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(2,033) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Cadence Bank ........... 804 $ 27,698 10 .4%
Comerica, Inc. ........... 3,845 237,813 89 .6
265,511
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 265,511
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Cadence Bank ........... 5,499 $ 189,440 9 .8
United Bankshares, Inc. ..... 4,054 152,228 7 .9
341,668
Financial Services
Western Union Co. (The) .... 10,151 107,601 5 .6
Insurance
Fidelity National Financial, Inc. 14,337 804,879 41 .6
Unum Group ............ 9,308 679,763 35 .1
1,484,642
Total Reference Entity — Long ............ 1,933,911
Net Value of Reference Entity — HSBC Bank plc $ 1,933,911
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date January 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Cadence Bank ........... 4,793 $ 165,119 43 .4
United Bankshares, Inc. ..... 2,001 75,137 19 .8
240,256
Financial Services
Western Union Co. (The) .... 10,046 106,488 28 .0
Insurance
Fidelity National Financial, Inc. 596 33,459 8 .8
Total Reference Entity — Long ............ 380,203
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 380,203

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,840,679,823 $ — $ — $ 7,840,679,823
Short-Term Securities
Money Market Funds ...................................... 200,584,671 — — 200,584,671
$ 8,041,264,494 $ — $ — $ 8,041,264,494
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (26,813) $ (31,341) $ — $ (58,154)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust